SUPPLEMENT Dated June 24, 2008 To The Prospectus Dated April 28, 2008 For

ING GoldenSelect Access	ING GoldenSelect Premium Plus
ING Architect	SmartDesign Advantage
ING GoldenSelect DVA	SmartDesign Variable Annuity
ING GoldenSelect DVA Plus	SmartDesign Signature
ING GoldenSelect ESII	ING Empire Innovations
ING GoldenSelect Generations	ING Empire Traditions
ING GoldenSelect Landmark

Issued By ING USA Annuity and Life Insurance Company

Through Separate Account B of ING USA Annuity and Life Insurance Company

And

Issued By ReliaStar Life Insurance Company of New York Through Its Separate Account NY-B

This supplement is notice of some forthcoming changes to the investment portfolios available under your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions or want to give us any instructions in this regard, then please call our
Customer Contact Center at 1-800-366-0066. You may also call us for copies of the prospectus for any portfolio.

IMPORTANT INFORMATION REGARDING REORGANIZATIONS

On March 27, 2008, the Board of Trustees of the ING Capital Guardian U.S. Equities Portfolio (Class S)
approved an agreement to reorganize the ING Capital Guardian U.S. Equities Portfolio (Class S) with and into the ING VP Growth & Income Portfolio (Class S). The agreement is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 6,
2008, resulting in a shareholder of the ING Capital Guardian U.S. Equities Portfolio (Class S) becoming a shareholder of the ING VP Growth & Income Portfolio (Class S). Each shareholder will thereafter hold shares of the ING VP Growth & Income Portfolio (Class S) having equal aggregate value as shares of the ING Capital
Guardian U.S. Equities Portfolio (Class S), and the ING Capital Guardian U.S. Equities Portfolio (Class S) will no longer be available under the contract. Accordingly, unless you provide us with alternative allocation instructions, all future allocations directed to the ING Capital Guardian U.S. Equities Portfolio (Class S) will be automatically allocated to the ING VP Growth & Income Portfolio (Class S).

On March 27, 2008, the Board of Trustees of the ING Wells Fargo Disciplined Value Portfolio (Class S)
approved an agreement to reorganize the ING Wells Fargo Disciplined Value Portfolio (Class S) with and into the ING Pioneer Mid Cap Value Portfolio (Class S). The agreement is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 6,
2008, resulting in a shareholder of the ING Wells Fargo Disciplined Value Portfolio (Class S) becoming a shareholder of the ING Pioneer Mid Cap Value Portfolio (Class S). Each shareholder will thereafter hold shares of the ING Pioneer Mid Cap Value Portfolio (Class S) having equal aggregate value as shares of the ING Wells
Fargo Disciplined Value Portfolio (Class S), and the ING Wells Fargo Disciplined Value Portfolio (Class S) will no longer be available under the contract. Accordingly, unless you provide us with alternative allocation instructions, all future allocations directed to the ING Wells Fargo Disciplined Value Portfolio (Class S) will be automatically allocated to the ING Pioneer Mid Cap Value Portfolio (Class S).

You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at
1-800-366-0066.

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IMPORTANT INFORMATION REGARDING LIQUIDATIONS

On May 30, 2008, the Board of Trustees of the ING Partners, Inc. approved the proposed liquidation and dissolution plan of the ING UBS U.S. Small Cap Growth Portfolio (Service Class). The plan is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation and dissolution will take place on or about September 6, 2008. The liquidation and dissolution is being proposed because the portfolio has been less than popular with the public than originally anticipated, and it is not anticipated that the portfolio will gather substantial assets in the future. Maintaining the portfolio at its current asset levels has been determined not to be beneficial in the long-term to shareholders.

Before the liquidation date, you may reallocate contract value in the ING UBS U.S. Small Cap Growth Portfolio
(Service Class) to another portfolio available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.
Contract value remaining in the ING UBS U.S. Small Cap Growth Portfolio (Service Class) on the liquidation date will be placed in the ING Liquid Assets Portfolio (Class S). Thereafter, the ING UBS U.S. Small Cap
Growth Portfolio (Service Class) will no longer be available under the contract.

The calculation of your contract’s death benefit and the benefits of any living benefit rider may be subject to fund classifications and/or an asset allocation requirement. Please note that the ING Liquid Assets Portfolio
(Class S) is classified as a Special Fund, and is an Accepted Fund for purposes of Fixed Allocation Funds
Automatic Rebalancing. Please refer to the prospectus for your variable annuity contract for more information.
It is important to request a reallocation before the liquidation date if you do not want your contract value in the
ING UBS U.S. Small Cap Growth Portfolio (Service Class) to be placed in the ING Liquid Assets Portfolio
(Class S).

On January 31, 2008, the Board of Trustees of the ING Variable Products Trust approved the proposed liquidation and dissolution plan of the ING VP Financial Services Portfolio (Class S). The plan is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation and dissolution will take place on or about September 6, 2008. The liquidation and dissolution is being proposed because the portfolio has been less than popular with the public than originally anticipated, and it is not anticipated that the portfolio will gather substantial assets in the future. Maintaining the portfolio at its current asset levels has been determined not to be beneficial in the long-term to shareholders.

Before the liquidation date, you may reallocate contract value in the ING VP Financial Services Portfolio (Class
S) to another portfolio available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the ING VP Financial Services Portfolio (Class S) on the liquidation date will be placed in the ING
Lehman Brothers U.S. Aggregate Bond Index Portfolio (Class S). Thereafter, the ING VP Financial Services
Portfolio (Class S) will no longer be available under the contract.

The calculation of your contract’s death benefit and the benefits of any living benefit rider may be subject to fund classifications and/or an asset allocation requirement. Please note that the ING Lehman Brothers U.S.
Aggregate Bond Index Portfolio (Class S) is classified as a Covered Fund, and is a Fixed Allocation Fund for
purposes of Fixed Allocation Funds Automatic Rebalancing, if applicable. Please refer to the prospectus for your variable annuity contract for more information. It is important to request a reallocation before the liquidation date if you do not want your contract value in the ING VP Financial Services Portfolio (Class S) to
be placed in the ING Lehman Brothers U.S. Aggregate Bond Index Portfolio (Class S).

You may obtain additional copies of the prospectus for any portfolio and give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

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IMPORTANT INFORMATION REGARDING SUBSTITUTION

On May 23, 2008, the Securities and Exchange Commission issued an order permitting the following fund substitution:

Replaced Fund	Substitute Fund

ProFund VP Small-Cap Portfolio	ING Russell Small Cap Index Portfolio – Class S

Subaccounts of the following separate accounts invest in the Replaced Fund:

Separate Account B of ING USA Annuity and Life	ReliaStar Life Insurance Company of New York
Insurance Company	Separate Account NY-B

Please note:

  We expect to effect this substitution on or about September 6, 2008.
  You have the right, if you so choose, at any time prior to the effective date, to reallocate or withdraw accumulated value from the Replaced Fund, or otherwise terminate your interest therein in accordance with the terms and conditions of the contract.
  Prior to the effective date of this substitution and for 30 days thereafter, we will not impose restrictions or fees on transfers from the Replaced Fund (other than restrictions related to frequent or disruptive transfers).
  On the effective date of this substitution, all amounts you have allocated to the Replaced Fund will automatically be reallocated to the Substitute Fund. Thereafter, all future allocations directed to the Replaced Fund will be automatically allocated to the Substitute Fund.
  You will not incur any fees or charges, or any tax liability, because of the substitution, and your account value immediately before this substitution will equal your account value immediately after this substitution.
  The total expenses of the Substitute Fund are less than those of the Replaced Fund, and the investment objectives and policies are the same for both.
  We will not exercise any right we may have under the contract to impose additional restrictions or fees on transfers from the Replaced Fund (other than restrictions related to frequent or disruptive transfers) for a period of at least 30 days following the effective date of the substitution.

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